UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   JUNE 30, 2007
                                               ---------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

/S/ TODD MCELROY          NEW YORK, NEW YORK            AUGUST 15, 2007
----------------          ------------------            ---------------
  [Signature]                [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                  92
                                                 -------------

Form 13F Information Table Value Total:            $ 147,468
                                                 ------------
                                                 (thousands)




List of Other Included Managers:

None

                                                                MARKET
                                      TITLE OF                  VALUE   SHARES/  SH/  PUT/   INVESTMENT
NAME OF ISSUER                         CLASS         CUSIP     * 1000   PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA U S HEALTHCARE INC            COMMON STOCK   00817Y108      2100    42500 SH              SOLE       NONE    42500
***AGRIUM INC                       COMMON STOCK   008916108      2188    50000 SH              SOLE       NONE    50000
ALCOA INC                           COMMON STOCK   013817101      2027    50000 SH              SOLE       NONE    50000
ANADARKO PETROLEUM CORP             COMMON STOCK   032511107      1820    35000 SH              SOLE       NONE    35000
ANADIGICS INC                       COMMON STOCK   032515108      1379   100000 SH              SOLE       NONE   100000
ANALOG DEVICES INC                  COMMON STOCK   032654105      1317    35000 SH              SOLE       NONE    35000
ANNALY CAPITAL MANAGEMENT INC       COMMON STOCK   035710409      1082    75000 SH              SOLE       NONE    75000
APPLE INC                           COMMON STOCK   037833100       610     5000 SH              SOLE       NONE     5000
ASPEN TECHNOLOGY INC                COMMON STOCK   045327103       840    60000 SH              SOLE       NONE    60000
BARNES GROUP INC                    COMMON STOCK   067806109      1901    60000 SH              SOLE       NONE    60000
BE AEROSPACE INC                    COMMON STOCK   073302101      2272    55000 SH              SOLE       NONE    55000
CIGNA CORP                          COMMON STOCK   125509109      1958    37500 SH              SOLE       NONE    37500
CVS CORP                            COMMON STOCK   126650100      2916    80000 SH              SOLE       NONE    80000
CINEMARK HLDGS INC                  COMMON STOCK   17243V102       895    50000 SH              SOLE       NONE    50000
CISCO SYSTEMS INC                   COMMON STOCK   17275R102      3481   125000 SH              SOLE       NONE   125000
CITIGROUP INC                       COMMON STOCK   172967101      2052    40000 SH              SOLE       NONE    40000
COMMERCIAL VEHICLE GROUP INC        COMMON STOCK   202608105       559    30000 SH              SOLE       NONE    30000
CONTANGO OIL & GAS CO               COMMON STOCK   21075N204      1005    27700 SH              SOLE       NONE    27700
COOPER COMPANIES INC OLD (THE)      COMMON STOCK   216648402      1066    20000 SH              SOLE       NONE    20000
COVANTA HOLDING CORPORATION         COMMON STOCK   22282E102      1849    75000 SH              SOLE       NONE    75000
CYTEC INDUSTRIES INC                COMMON STOCK   232820100      1275    20000 SH              SOLE       NONE    20000
DST SYSTEMS INC-DEL                 COMMON STOCK   233326107      3961    50000 SH              SOLE       NONE    50000
DELTA PETROLEUM CORP NEW            COMMON STOCK   247907207       301    15000 SH              SOLE       NONE    15000
DOMTAR CORPORATION                  COMMON STOCK   257559104      1283   115000 SH              SOLE       NONE   115000
DRESS BARN INC                      COMMON STOCK   261570105      1334    65000 SH              SOLE       NONE    65000
E TRADE FINANCIAL CORPORATION       COMMON STOCK   269246104      1436    65000 SH              SOLE       NONE    65000
EBAY INC                            COMMON STOCK   278642103       483    15000 SH              SOLE       NONE    15000
ENERGY PARTNERS LTD                 COMMON STOCK   29270U105      1168    70000 SH              SOLE       NONE    70000
EQUINIX INC                         COMMON STOCK   29444U502      3659    40000 SH              SOLE       NONE    40000
FINISAR CORP                        COMMON STOCK   31787A101       473   125000 SH              SOLE       NONE   125000
FUELCELL ENERGY INC                 COMMON STOCK   35952H106       990   125000 SH              SOLE       NONE   125000
GEN PROBE INC                       COMMON STOCK   36866T103      2417    40000 SH              SOLE       NONE    40000
GENERAL CABLE CORP-DEL NEW          COMMON STOCK   369300108      3030    40000 SH              SOLE       NONE    40000
GOODYEAR TIRE & RUBBER CO           COMMON STOCK   382550101      1564    45000 SH              SOLE       NONE    45000
W R GRACE & CO-DEL NEW              COMMON STOCK   38388F108      1225    50000 SH              SOLE       NONE    50000
GREENBRIER COMPANIES INC            COMMON STOCK   393657101      1360    45000 SH              SOLE       NONE    45000
GREENFIELD ONLINE INC               COMMON STOCK   395150105      1034    65000 SH              SOLE       NONE    65000
HANOVER COMPRESSOR CO               COMMON STOCK   410768105      1193    50000 SH              SOLE       NONE    50000
JB HUNT TRANSPORT SERVICES INC      COMMON STOCK   445658107      1466    50000 SH              SOLE       NONE    50000
INTERCONTINENTALEXCHANGE INC        COMMON STOCK   45865V100      1922    13000 SH              SOLE       NONE    13000
INTERMEC INC                        COMMON STOCK   458786100      1139    45000 SH              SOLE       NONE    45000
INTERNATIONAL SECURITIES            COMMON STOCK   46031W204       817    12500 SH              SOLE       NONE    12500
INVERNESS MEDICAL INNOVATIONS       COMMON STOCK   46126P106      2168    42500 SH              SOLE       NONE    42500
JOY GLOBAL INC                      COMMON STOCK   481165108      1750    30000 SH              SOLE       NONE    30000
***KHD HUMBOLDT WEDAG               COMMON STOCK   482462108      1225    20000 SH              SOLE       NONE    20000
KAISER ALUMINUM CORPORATION         COMMON STOCK   483007704       729    10000 SH              SOLE       NONE    10000
***KONINKLIJKE AHOLD NV             COMMON STOCK   500467303      1002    80000 SH              SOLE       NONE    80000
***KONINKLIJKE PHILIPS ELECTRS      COMMON STOCK   500472303      2962    70000 SH              SOLE       NONE    70000
KOPPERS HLDGS INC                   COMMON STOCK   50060P106      1179    35000 SH              SOLE       NONE    35000
***LDK SOLAR CO LTD                 COMMON STOCK   50183L107      1565    50000 SH              SOLE       NONE    50000
***MCDERMOTT INTERNATIONAL INC      COMMON STOCK   580037109      4987    60000 SH              SOLE       NONE    60000
MCKESSON CORP                       COMMON STOCK   58155Q103      2535    42500 SH              SOLE       NONE    42500
MCMORAN EXPLORATION COMPANY         COMMON STOCK   582411104       700    50000 SH              SOLE       NONE    50000
MEDTRONIC INC                       COMMON STOCK   585055106      1556    30000 SH              SOLE       NONE    30000
MELLON FINL CORP                    COMMON STOCK   58551A108      1320    30000 SH              SOLE       NONE    30000
MENTOR CORP MINN                    COMMON STOCK   587188103      1220    30000 SH              SOLE       NONE    30000
MILLIPORE CORP                      COMMON STOCK   601073109      1502    20000 SH              SOLE       NONE    20000
MONOGRAM BIOSCIENCES INC            COMMON STOCK   60975U108       338   200000 SH              SOLE       NONE   200000
NYMEX HOLDINGS INC                  COMMON STOCK   62948N104      2073    16500 SH              SOLE       NONE    16500
NAVISITE INC                        COMMON STOCK   63935M208      1672   220000 SH              SOLE       NONE   220000
NORTHWEST PIPE CO                   COMMON STOCK   667746101      1423    40000 SH              SOLE       NONE    40000
NOVATEL WIRELESS INC                COMMON STOCK   66987M604      1301    50000 SH              SOLE       NONE    50000
NUANCE COMMUNICATIONS INC           COMMON STOCK   67020Y100      1840   110000 SH              SOLE       NONE   110000
ON SEMICONDUCTOR CORP               COMMON STOCK   682189105      1179   110000 SH              SOLE       NONE   110000
OSHKOSH TRUCK CORP                  COMMON STOCK   688239201      2202    35000 SH              SOLE       NONE    35000
PARAMETRIC TECHNOLOGY CORP          COMMON STOCK   699173209      2377   110000 SH              SOLE       NONE   110000
PENN NATIONAL GAMING INC            COMMON STOCK   707569109       901    15000 SH              SOLE       NONE    15000
PHARMACEUTICAL PRODUCT              COMMON STOCK   717124101      2392    62500 SH              SOLE       NONE    62500
PIKE ELEC CORP                      COMMON STOCK   721283109      1231    55000 SH              SOLE       NONE    55000
PINNACLE ENTERTAINMENT INC          COMMON STOCK   723456109       845    30000 SH              SOLE       NONE    30000
QUANTA SERVICES INC                 COMMON STOCK   74762E102      1840    60000 SH              SOLE       NONE    60000
RANGE RESOURCES CORP                COMMON STOCK   75281A109      2058    55000 SH              SOLE       NONE    55000
SCIENTIFIC GAMES CORP CL A          COMMON STOCK   80874P109       524    15000 SH              SOLE       NONE    15000
SERVICE CORP INTERNATIONAL          COMMON STOCK   817565104      1534   120000 SH              SOLE       NONE   120000
SIRONA DENTAL SYSTEMS INC           COMMON STOCK   82966C103       757    20000 SH              SOLE       NONE    20000
SIRF TECHNOLOGY HOLDINGS INC        COMMON STOCK   82967H101       415    20000 SH              SOLE       NONE    20000
***SUNOPTA INC                      COMMON STOCK   8676EP108       892    80000 SH              SOLE       NONE    80000
SWITCH & DATA FACILITIES CO         COMMON STOCK   871043105      1343    70000 SH              SOLE       NONE    70000
TENNECO INC                         COMMON STOCK   880349105      1752    50000 SH              SOLE       NONE    50000
THERMO FISHER SCIENTIFIC INC        COMMON STOCK   883556102      4138    80000 SH              SOLE       NONE    80000
THOMAS & BETTS CORP                 COMMON STOCK   884315102      1160    20000 SH              SOLE       NONE    20000
TRONOX INC                          COMMON STOCK   897051108      1079    75000 SH              SOLE       NONE    75000
UNIVERSAL DISPLAY CORP              COMMON STOCK   91347P105       786    50000 SH              SOLE       NONE    50000
WAL-MART STORES INC                 COMMON STOCK   931142103      1924    40000 SH              SOLE       NONE    40000
WASHINGTON GROUP INTL INC           COMMON STOCK   938862208      2800    35000 SH              SOLE       NONE    35000
COOPER INDUSTRIES LTD               COMMON STOCK   G24182100      1998    35000 SH              SOLE       NONE    35000
***WEATHERFORD INTERNATIONAL        COMMON STOCK   G95089101      1381    25000 SH              SOLE       NONE    25000
***AERCAP HOLDINGS NV               COMMON STOCK   N00985106      2400    75000 SH              SOLE       NONE    75000
***ULTRAPETROL BAHAMAS LIMITED      COMMON STOCK   P94398107      2963   125000 SH              SOLE       NONE   125000
***EUROSEAS LTD                     COMMON STOCK   Y23592200       357    25000 SH              SOLE       NONE    25000
***NAVIOS MARITIME HOLDINGS         COMMON STOCK   Y62196103      1208   100000 SH              SOLE       NONE   100000
***VERIGY LTD                       COMMON STOCK   Y93691106      1144    40001 SH              SOLE       NONE    40001

                                                                147468